PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	December 31,
	2012	2013
	US$	US$
Advances for construction projects	78	109
Acquisition deposits	716	738
Amounts due from original shareholders of acquired subsidiaries	1,297	1,350
Consideration receivable from disposal of a subsidiary	11,534	—
Prepaid insurance	360	509
Rental deposit	182	258
Prepaid finance consulting fee	570	844
Others	973	1,026
	15,710	4,834
Less: Provision for impairment allowance	(1,560)	(1,608)
Total	14,150	3,226